Statement of Changes in Net Assets Available for Benefits - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participants	$ 2,544,606
Employer	1,436,070
Rollover	25,532
Total Contributions	4,006,208
Investment Income
Dividends	674,217
Net appreciation in fair value of investments	776,694
Total Investment Income	1,450,911
Interest on notes receivable from participants	56,601
Total Additions	5,513,720
DEDUCTIONS:
Benefits paid to participants	1,735,159
Administrative fees	228,439
Total Deductions	1,963,598
Net Increase	3,550,122
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of year	34,243,755
End of year	$ 37,793,877